Other assets-Other / Other liabilities - Schedule of Other assets-Other and Other liabilities (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2017	Mar. 31, 2017
Other assets-Other:
Securities received as collateral		¥ 452,110	¥ 447,272
Goodwill and other intangible assets		108,222	104,821
Deferred tax assets		14,035	21,825
Investments in equity securities for other than operating purposes		267,287	245,600
Prepaid expenses		11,508	10,699
Other		373,180	338,589
Total, Other assets-Other		1,226,342	1,168,806
Other liabilities:
Obligation to return securities received as collateral		452,110	447,272
Accrued income taxes		30,355	24,213
Other accrued expenses and provisions		333,936	397,605
Other	[1]	439,373	439,420
Total, Other liabilities		¥ 1,255,774	¥ 1,308,510

[1]	Includes liabilities relating to investment contracts underwritten by Nomura's insurance subsidiary. As of March 31, 2017 and as of September 30, 2017, carrying values were \224,418 million and \205,242 million, respectively, and estimated fair values were \225,563 million and \208,515 million, respectively. Fair value was estimated using DCF valuation techniques and using valuation inputs which would be generally classified in Level 3 of the fair value hierarchy.